Flight Equipment Held for Sale (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended	0 Months Ended
	Sep. 30, 2012	Dec. 31, 2010	Sep. 30, 2012 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Oct. 31, 2012 Held for sale aircraft sold item
Held for sale
Number of Aircraft			7	6
Carrying value of flight equipment held for sale	$ 48,677	$ 255,178	$ 48,700